WP Large Cap Income Plus Fund
		Schedule of Investments
		February 28, 2026 (Unaudited)
Shares				Fair Value	% of Net Assets

COMMON STOCKS

Air Freight & Logistics
1,000	United Parcel Service, Inc. - Class B +			$ 115,960	0.44%

Banks
65,000	Bank of America Corporation +			3,238,950
11,900	JPMorgan Chase & Co. +			3,573,570
80,000	Mitsubishi UFJ Financial Group, Inc. - ADR +			1,491,200
25,000	UBS Group AG (Switzerland) +			1,035,750
27,100	Wells Fargo & Company +			2,207,295
				11,546,765	43.43%

Beverages
1,800	Diageo PLC - ADR +			161,100	0.61%

Biotechnology
465,000	ImmunityBio, Inc. * +			4,547,700	17.10%

Diversified Financial Services
2,000	Berkshire Hathaway Inc. - Class B * +			1,009,900	3.80%

Hotels, Restaurants & Leisure
1,000	McDonald's Corporation +			341,060	1.28%

Oil, Gas & Consumable Fuels
2,000	Chevron Corporation +			373,520
7,600	Exxon Mobil Corporation +			1,159,000
				1,532,520	5.75%

Software
7,650	Microsoft Corporation +			3,004,461	11.30%

Technology Hardware, Storage & Peripherals
16,000	Apple Inc. +			4,226,880	15.90%

Total for Common Stocks (Cost $7,456,954)				26,486,346	99.61%

MONEY MARKET FUNDS
22,478	Federated Hermes Government Obligations Fund - Institutional
	Class 3.54% **			22,478	0.08%
Total for Money Market Funds (Cost $22,478)

PUT OPTIONS PURCHASED			Notional
Expiration Date/Exercise Price		Contracts	Amount	Fair Value	% of Net Assets

CBOE S&P 500 Index *
March 19, 2026 Puts @ $5,000		40	$ 20,000,000	$ 4,700

Total for Options Purchased (Premiums Paid - $7,855)			$ 20,000,000	$ 4,700	0.02%

Total Investment Securities (Cost - $7,487,287)				26,513,524	99.71%

	Other Assets in Excess of Liabilities			76,582	0.29%

	Net Assets			$ 26,590,106	100.00%

ADR - American Depositary Receipt
* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at February 28, 2026.
+ Portion or all of the security is pledged as collateral for options written.

WP Large Cap Income Plus Fund
		Schedule of Options Written
		February 28, 2026 (Unaudited)
Underlying Security				Notional	Fair Value
Expiration Date/Exercise Price		Contracts		Amount

Put Options Written
CBOE S&P 500 Index *
June 17, 2027 Puts @ $4,600		26		$ 11,960,000	$ 236,990
Total Put Options Written (Premiums Received $236,347)				$ 11,960,000	$ 236,990

* Non-Income Producing Securities.